Commitments and Contingencies - Operating Leases of Lessee Disclosure (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 307
2019	293
2020	258
2021	259
2022	116
Thereafter	0
Operating lease rental payments	$ 1,233